Other Obligations	12 Months Ended
Dec. 31, 2017
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Other Obligations
35.	OTHER OBLIGATIONS

	Note		2016	2017
One-off cash housing subsidies	(a	)	2,496	2,496
Obligations under finance lease	(b	)	794	692
Others			186	231

Sub-total			3,476	3,419
Less: Current portion			(3,141)	(2,987)

			335	432

(a)	One-off cash housing subsidies

Certain staff quarters, prior to 1998, were sold to certain of the Group’s employees at preferential prices, subject to a number of eligibility requirements. In 1998, the State Council issued a circular which stipulated that the sale of quarters to employees at preferential prices should be terminated. In 2000, the State Council issued a further circular stating that cash subsidies should be made to certain eligible employees following the withdrawal of the allocation of staff quarters. However, the specific timetable and procedures for the implementation of these policies were to be determined by individual provincial or municipal governments based on the particular situation of the provinces or municipality.

Based on the relevant detailed local government regulations promulgated, certain entities within the Group adopted cash housing subsidy plans. In accordance with these plans, for those eligible employees who had not been allocated with quarters or who had not been allocated with quarters up to the prescribed standards before the discounted sales of quarters were terminated, the Group determined to pay them one-off cash housing subsidies based on their years of service, positions and other criteria. Based on the available information, the Group estimated the required provision for these cash housing subsidies amounted to RMB4,142 million, which was charged to the statement of income for the year ended December 31, 2000 (the year in which the State Council circular in respect of cash subsidies was issued).

In January 2009, through the absorption of China Netcom (Group) Company Limited (“CNC China”) by CUCL and the absorption of China Network Communications Group Corporation (“Netcom Group”) by Unicom Group, the rights and obligations formerly undertaken by CNC China and Netcom Group were taken over by CUCL and Unicom Group separately. As of December 31, 2017, the Group’s unpaid one-off cash housing subsides amounted to approximately RMB2,496 million. If the actual payments required for these one-off housing subsidies differ from the amount provided, Unicom Group will bear any additional payments required. If the actual payments are lower than the amount provided, the difference will be paid to Unicom Group.

(b)	Obligations under finance lease

The obligations under finance lease represent the payables for the finance lease of telecommunications equipment. The lease payments under finance lease are analyzed as follows:

	2016	2017
Total minimum lease payments under finance lease:
- not later than one year	624	484
- later than one year and not later than two years	230	236

	854	720
Less: Future finance charges	(60)	(28)

Present value of minimum obligations	794	692

Representing obligations under finance lease:
- current liabilities	586	461

- non-current liabilities	208	231